Business Combinations (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Asset Acquisitions [Abstract]
Liabilities recorded amount related to unwind agreements		$ 0	$ 0	$ 0
Northern Arizona Hematology and Oncology [Member] | Maximum [Member]
Asset Acquisitions [Abstract]
Aggregate purchase price	$ 100	$ 100